Acquisitions - Additional Information (Detail) $ / shares in Units, $ in Thousands, shares in Millions			1 Months Ended	12 Months Ended
	Jul. 01, 2013 USD ($) Shareholder $ / shares shares	Jun. 01, 2013 USD ($)	Feb. 28, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Replacement stock options and awards fair value	$ 37,400
Goodwill				$ 1,545,424	$ 1,547,397
Business acquisition, noncontrolling interest, redemption period				2017
Business acquisition, noncontrolling interest, redemption value				$ 23,400
CPAY
Business Acquisition [Line Items]
Percentage of Additional Equity Interest Acquired			15.00%
Amount paid to acquire additional Equity Interest			$ 37,500
Percentage of equity interest			25.00%
Noncontrolling interest			25.00%
CPAY | Minimum
Business Acquisition [Line Items]
Percentage of equity interest			60.00%
CPAY | Maximum
Business Acquisition [Line Items]
Percentage of equity interest			75.00%
NetSpend Holdings Inc
Business Acquisition [Line Items]
Business acquisition percent of acquisition	100.00%
Business acquisition, cost of acquired entity, purchase price	$ 1,396,550	$ 1,396,550
Business acquisition, cash paid	$ 1,355,270
Share price per share | $ / shares	$ 16.00
Shares held by dissenting shareholders | shares	1.6
Value of shares held by dissenting shareholders	$ 25,700
Number of shareholders | Shareholder	5
Goodwill	$ 1,024,434					$ 1,000,000
Addition to purchase price allocation				$ 627	8,500
Increase in goodwill					8,500
Identifiable intangible assets	480,086
Assumption used in fair value, measurement, discount rate				11.00%
Assumption used in fair value measurement, royalty rate low range				2.50%
Assumption used in fair value measurement, royalty rate high range				7.00%
Assumption used in fair value measurement,, attrition rate low range				5.00%
Assumption used in fair value measurement, attrition rate high range				40.00%
Assumption used in fair value, measurement, effective tax rate				40.00%
Assumption used in fair value, measurement, long-term sustainable growth rate				3.00%
Business acquisition, transaction costs				$ 3,200	14,200
NetSpend Holdings Inc | Dissenting Shareholders
Business Acquisition [Line Items]
Settlement for lawsuit					$ 38,600
NetSpend Holdings Inc | Repayment of Revolving Credit Facility
Business Acquisition [Line Items]
Business acquisition, cash paid	58,300
NetSpend Holdings Inc | Prior To Acquisition Date
Business Acquisition [Line Items]
Replacement stock options and awards	11,100
Replacement stock options and awards fair value	15,600
NetSpend Holdings Inc | Shareholders
Business Acquisition [Line Items]
Business acquisition, cash paid	1,200,000
NetSpend Holdings Inc | Holders of Stock Options and Awards
Business Acquisition [Line Items]
Business acquisition, cash paid	70,700
NetSpend Holdings Inc | Replacement Stock Options and Awards
Business Acquisition [Line Items]
Replacement stock options and awards	$ 15,600
NetSpend Holdings Inc | Minimum
Business Acquisition [Line Items]
Intangible assets estimated useful life	5 years
NetSpend Holdings Inc | Maximum
Business Acquisition [Line Items]
Intangible assets estimated useful life	8 years